GENERAL	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL
NOTE 1 – GENERAL

a.
The SatixFy Communications Ltd. (“SatixFy” or the “Company”) and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provides end-to-end solutions for the satellite communications industry, including terminals, payloads and hubs. The Company develops its advanced chips (Application Specific Integrated Circuit chips (ASICs) and Radio Frequency Integrated Circuit chips (RFICs)) based on technology designed to meet a variety of applications and services, such as broadband aviation, IOT, mobility and maritime, and operating on geostationary (GEO), low earth orbit (LEO) and medium earth orbit (MEO) satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio (SDR) modem chips.

b.
General market, political and economic conditions in the countries in which the Company operates, including those related to recent unrest and actual or potential armed conflict in Israel and other parts of the Middle East, such as the Israel-Hamas war, the on-going war of attrition with the Hezbollah in the north, the on-going threats from Iran, Palestinian military organizations in the West Bank, the Houthi Movement in Yemen, and other hostile countries, such as Syria have not had a direct impact on the Company.

c.
As of June 30, 2024, the Company had incurred accumulated losses of $532,584 and expects to continue to fund its operations through issuance of convertible securities, Ordinary Shares and warrants, revenues from existing customers which is also expected to include additional prepayments from such customers, revenues from new customers and governmental grants. The Company also intends to restructure its existing debt. In October 2022, the Company entered into an Equity Line of Credit with CF Principal Investments LLC, an affiliate of Cantor Fitzgerald & Co. (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to an aggregate amount of $77,250 in the Company’s Ordinary Shares for aggregate gross proceeds to the Company of up to $75,000 after deducting the applicable purchase price discount on sales to CF thereunder. On July 29, 2024, the Company entered into a Sales Agreement with A.G.P./Alliance Global Partners ("Sales Agent"), pursuant to which the Company may offer and sell, from time to time, Ordinary Shares in an “at-the-market” offering, for an aggregate offering price of up to $7,100. See also note 3.

The Company’s management believes that the above transaction along with the transaction described in Note 3 will generate enough cash sufficient for the foreseeable future from the date of the approval of these financial statements.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

e.
The affiliated company Jet Talk Limited (“Jet Talk”) is engaged in the development and marketing of a unique antenna for in-flight connectivity (IFC) passenger aircraft and computers that receive broadband video transmissions from satellites.

f.
The Company operates primarily through five wholly owned subsidiaries: SatixFy Israel Ltd., SatixFy UK Limited (“UK Subsidiary”), SatixFy Bulgaria Ltd., SatixFy US LLC and Endurance Acquisition Corp. (collectively, the ("Group"), all of which have been consolidated in these consolidated financial statements.

Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2024	December 31, 2023
SatixFy Israel Ltd.	100%	100%	SatixFy Communications Ltd.	Israel
SatixFy UK Limited	100%	100%	SatixFy Communications Ltd.	England and Wales
SatixFy Bulgaria Ltd.	100%	100%	SatixFy UK Limited	Bulgaria
SatixFy US LLC	100%	100%	SatixFy Communications Ltd.	USA
Endurance Acquisition Corp.	100%	100%	SatixFy Communications Ltd.	Cayman Islands

In addition, the Company holds 51% of the shares of the following entity:

Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2024	December 31, 2023
Jet Talk	51%	51%	SatixFy UK Limited	England and Wales